RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction
Dividends			$ 1,467,768
Cash dividends		$ 0	1,022,500	$ 0
IAC | Senior Notes | 4.75% Senior Notes, due December 15, 2022
Related Party Transaction
Senior notes	$ 445,300		445,300
IAC
Related Party Transaction
Allocated general and administrative costs			6,900	6,600
Interest income from related party			3,800	2,100
Dividends	1,500,000
Cash dividends	$ 1,000,000
IAC | Services Agreement
Related Party Transaction
Amount of related party transaction		$ 11,800	700
Services agreement expiration period following IPO (in years)		1 year
Services agreement automatic renewal periods (in years)		1 year
IAC | Tax Sharing Agreement
Related Party Transaction
Amount of related party transaction		$ 19,900
Tax receivable due from IAC		$ 9,000
IAC | Employee Matters Agreement
Related Party Transaction
Minimum parent company ownership to participate in Employee Matters Agreement (percentage)		80.00%
Shares issued pursuant to employee matters agreement (in shares)		1.0
Shares issued as reimbursement for exercise and settlement of equity awards denominated in shares of subsidiary (in shares)		0.5
Shares issued as reimbursement for exercise and vesting of equity awards denominated in shares of parent (in shares)		0.5
IAC | Subordinated Loan Facility
Related Party Transaction
Minimum maturity period of subordinated loan facility following maturity of Match Group credit agreement (in days)		90 days
IAC | Leased Office Space
Related Party Transaction
Amount of related party transaction			1,700	1,000
IAC Subsidiary | Leased Data Center Space
Related Party Transaction
Amount of related party transaction		$ 1,200	$ 1,200	$ 1,200